Exhibit 99.2

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Deutsche Mortgage & Asset Receiving Corporation (the “Depositor”)

German American Capital Corporation (“GACC”)

Deutsche Bank Securities Inc.

Citi Real Estate Funding Inc. (“CREFI”)

Citigroup Global Markets Inc.

Goldman Sachs Mortgage Company (“GSMC”)

Goldman Sachs & Co. LLC

Goldman Sachs Bank USA

Barclays Capital Real Estate Inc. (“Barclays”)

Barclays Capital Inc.

Bank of Montreal (“BMO”)

BMO Capital Markets Corp.

UBS AG New York Branch (“UBS AG”)

National Cooperative Bank, N.A. (“NCB”)

(collectively, the “Specified Parties”)

Re:	Benchmark 2026-B42 Mortgage Trust (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2026-B42 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined herein) contained on the Underwriting Files, Underwritten Rent Rolls and ASRs (all as defined herein) (as applicable) (collectively, the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 12 February 2026. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, GACC, CREFI, GSMC, Barclays, BMO, UBS AG and NCB (collectively, the “Mortgage Loan Sellers”), on behalf of the Depositor, provided us with the following information, as applicable, for each Mortgage Loan:

a.	Certain electronic data files (the “Borrower Operating Statement Data Files”) prepared by the Mortgage Loan borrower(s) containing revenue and expense information relating to the historical three year period, if applicable (the “Historical 3 Year Period”), and most recent trailing twelve month period, if applicable (the “TTM Period,” together with the Historical 3 Year Period, the “Historical Periods”), for the Collateral Property or Collateral Properties (both as defined herein) that secure the Mortgage Loan (except for any Co-Op Mortgage Loans (as defined herein)),
b.	The most recent appraisal reports (the “Appraisals”) prepared for the applicable Mortgage Loan Seller, which contain the appraiser’s estimated year one (the “Year One Period,” together with the Historical Periods, the “Specified Periods”) revenue and expense information for the Collateral Property or Collateral Properties that secure the Mortgage Loan,
c.	The borrower budgets (the “Borrower Budgets”) prepared by the Mortgage Loan borrower(s) for the Collateral Property or Collateral Properties that secure the Mortgage Loan (except for any Co-Op Mortgage Loans),
d.	Copies of the:
i.	Ground rent abstracts or leases, if applicable (the “Ground Rent Documents”),
ii.	Most recent real estate tax bills (the “Tax Bills”) and
iii.	Most recent insurance review files (the “Insurance Review Files”) or insurance bills (the “Insurance Bills”)

for the Collateral Property or Collateral Properties that secure the Mortgage Loan (except for any Co-Op Mortgage Loans),

e.	Asset summary report(s) (the “ASRs”) for each Mortgage Loan that is not a Co-Op Mortgage Loan,
f.	The most recent electronic borrower rent roll files (the “Borrower Rent Roll Files”) for the Collateral Property or Collateral Properties that secure the Mortgage Loan (except for any Co-Op Mortgage Loans),
g.	The lease abstracts (the “Lease Abstracts”), lease agreements (the “Leases”) and/or lease estoppels (the “Estoppels,” together with the Lease Abstracts and Leases, the “Lease Documents”) relating to the commercial tenants at the Collateral Property or Collateral Properties that secure the Mortgage Loan (except for any Co-Op Mortgage Loans),
h.	Underwritten rent rolls (the “Underwritten Rent Rolls”) for the Collateral Property or Collateral Properties that secure the Mortgage Loan (except for any Co-Op Mortgage Loans),
i.	Electronic underwriting files (the “Underwriting Files”) prepared by the applicable Mortgage Loan Seller containing:
i.	The revenue and expense information for the Specified Periods and
ii.	The underwritten revenue and expense information for the underwritten period (the “Underwritten Period”)

for the Collateral Property or Collateral Properties that secure the Mortgage Loan,

j.	Instructions, assumptions and methodologies (the “Underwriting Instructions and Adjustments”) used to prepare the information on the ASRs, Underwritten Rent Rolls, Underwriting Files and/or Tenant Billing Schedules (as defined herein), which were included as footnotes to the Underwriting Files and/or were separately provided in e-mail or other written correspondence from the applicable Mortgage Loan Seller and
k.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with a schedule (the “Mortgage Loan Schedule”) containing a list of the Mortgage Loans and the original principal balance of each Mortgage Loan, which is shown on Exhibit 1 to Attachment A.

For the purpose of the procedures described in this report with respect to each of the first twenty (20) Mortgage Loans shown on the Mortgage Loan Schedule (collectively, the “Top 20 Mortgage Loans”) (except for any Co-Op Mortgage Loans and the Mortgage Loan identified on the Mortgage Loan Schedule as “Gilbert Gateway Towne Center” (the “Gilbert Gateway Towne Center Mortgage Loan”)), the Mortgage Loan Sellers, as applicable, on behalf of the Depositor, provided us with an electronic file with the applicable Mortgage Loan Seller’s calculation of the physical occupancy rate for each Historical Period (each, a “Historical Occupancy File”) for the Collateral Property or Collateral Properties that secure such Top 20 Mortgage Loan (only if the physical occupancy rate for such Historical Period was not included on the corresponding Borrower Operating Statement Data Files) (except for any Co-Op Mortgage Loans and the Gilbert Gateway Towne Center Mortgage Loan).

For the purpose of the procedures described in this report with respect to each of the first ten (10) Mortgage Loans shown on the Mortgage Loan Schedule (collectively, the “Top 10 Mortgage Loans”) (except for any Co-Op Mortgage Loans), the Mortgage Loan Sellers, as applicable, on behalf of the Depositor, provided us with the tenant billing schedule and any supplemental information prepared by the Mortgage Loan borrower(s) (each, a “Tenant Billing Schedule”) relating to the tenants at the Collateral Property or Collateral Properties that secure such Top 10 Mortgage Loan.

For certain Collateral Properties, we were instructed by the applicable Mortgage Loan Sellers, on behalf of the Depositor, to obtain information relating to the current property taxes for each such Collateral Property from the applicable tax assessor website (each, a “Tax Assessor Website,” and collectively, the “Tax Assessor Websites”).

For the purpose of the procedures described in this report, the Borrower Operating Statement Data Files, Appraisals, Borrower Budgets, Ground Rent Documents, Tax Bills, Insurance Review Files, Insurance Bills, Borrower Rent Roll Files, Lease Documents, Historical Occupancy Files, Tenant Billing Schedules and Tax Assessor Websites are hereinafter collectively referred to as the “Source Documents.”

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Source Documents, ASRs, Underwritten Rent Rolls, Underwriting Files, Underwriting Instructions and Adjustments, Mortgage Loan Schedule and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the ASRs (as applicable), Underwritten Rent Rolls or Underwriting Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, ASRs (as applicable), Underwriting Instructions and Adjustments, Mortgage Loan Schedule or any other information provided to us, or that we were instructed to obtain, by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. We performed no procedures to compare any information contained in any Source Document or ASR (as applicable) to any information contained in any other Source Document or ASR (as applicable). Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loans, (b) the ability of any Mortgage Loan borrower(s) to repay the Mortgage Loans, (c) questions of legal or tax interpretation or (d) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	The value of the collateral securing the Mortgage Loans,
ii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iii.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

12 February 2026

Attachment A Page 1 of 6

Background

For the purpose of the procedures described in this report, the Depositor indicated that the assets of the Issuing Entity will primarily consist of a pool of fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first mortgage liens on various types of commercial properties (each, a “Collateral Property,” and collectively, the “Collateral Properties”). The Mortgage Loans that are secured by co-op properties are hereinafter referred to as the “Co-Op Mortgage Loans.”

Procedures performed and our associated findings

Operating Statement Comparison and Recalculation Procedures

1.	Using the applicable Source Document(s) listed on the AUP Findings Schedules (as defined herein) and the Underwriting Instructions and Adjustments (as applicable) for each Mortgage Loan that is not a Co-Op Mortgage Loan (as applicable), we compared, or recalculated and compared:
a.	The effective gross revenue or total revenues,
b.	Total expenses and
c.	Net operating income or net cash flow

for each Specified Period that is shown in the applicable Source Document(s) to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Omit non-cash and non-recurring revenues and expenses that are shown on the Borrower Operating Statement Data Files from the comparison of the information that is shown on the Underwriting File,
b.	Use a materiality threshold of +/- 3%, calculated as a percentage of the value as shown in the applicable Source Document(s), which is also below $10,000,
c.	Not perform the procedure described above for any of the Specified Periods that were not shown on the Underwriting Files for the Collateral Properties that secure the Mortgage Loans and
d.	Not perform the procedure described above for any Co-Op Mortgage Loans.

Attachment A Page 2 of 6

Historical Occupancy Comparison and Recalculation Procedures

2.	Using the applicable Source Document(s) listed on the AUP Findings Schedules and the Underwriting Instructions and Adjustments (as applicable) for each Top 20 Mortgage Loan that is not a Co-Op Mortgage Loan (except for the Gilbert Gateway Towne Center Mortgage Loan) (as applicable), we compared, or recalculated and compared, the physical occupancy rate for each Historical Period in the applicable Source Document(s) to the corresponding physical occupancy rates on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Use a materiality threshold of +/- 0.5%,
b.	Not perform the procedure described above for any of the Historical Periods that were not shown on the Underwriting Files for the Collateral Properties that secure the Top 20 Mortgage Loans,
c.	Not perform the procedure described above for any Co-Op Mortgage Loans and
d.	Not perform the procedure described above for the Gilbert Gateway Towne Center Mortgage Loan.

Cashflow Reimbursement Comparison and Recalculation Procedures

3.	Using the applicable Source Document(s) listed on the AUP Findings Schedules and the Underwriting Instructions and Adjustments (as applicable) for each Top 10 Mortgage Loan that is not a Co-Op Mortgage Loan (as applicable), we compared, or recalculated and compared, the cash flow reimbursements for the five largest tenants (by underwritten base rent revenue) at the Collateral Property or Collateral Properties that secure such Top 10 Mortgage Loan, as shown in the applicable Source Document(s), to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Use a materiality threshold of +/- 10%, calculated as a percentage of the value as shown in the applicable Source Document(s), which is also below $10,000 and
b.	Not perform the procedure described above for any Co-Op Mortgage Loans.

Attachment A Page 3 of 6

Supporting Expense Comparison and Recalculation Procedures

4.	Using the applicable Source Document(s) listed on the AUP Findings Schedules and the Underwriting Instructions and Adjustments (as applicable) for each Mortgage Loan that is not a Co-Op Mortgage Loan (as applicable), we compared, or recalculated and compared, the ground rent expense of each Mortgage Loan for the Underwritten Period, as shown in the applicable Source Document(s), to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Use a materiality threshold of +/- 5%, calculated as a percentage of the value as shown in the applicable Source Document(s) and
b.	Not perform the procedure described above for any Co-Op Mortgage Loans.

5.	Using the applicable Source Document(s) listed on the AUP Findings Schedules and the Underwriting Instructions and Adjustments (as applicable) for each Mortgage Loan that is not a Co-Op Mortgage Loan (as applicable), we compared, or recalculated and compared, the tax expense and insurance expense amounts for the Underwritten Period (as applicable), as shown in the applicable Source Document(s), to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Only identify differences where the tax expense and insurance expense amounts in the applicable Source Document(s) exceeded a -5% and -$10,000 variance from the corresponding amounts on the Underwriting File and that were not explained in the Underwriting Instructions and Adjustments and
b.	Not perform the procedure described above for any Co-Op Mortgage Loans.

Attachment A Page 4 of 6

Lease Expiration and Termination Comparison Procedures

6.	Using the applicable Source Document(s) listed on the AUP Findings Schedules and the Underwriting Instructions and Adjustments (as applicable) for the Collateral Property or Collateral Properties that secure each of the first fifteen (15) Mortgage Loans shown on the Mortgage Loan Schedule (collectively, the “Top 15 Mortgage Loans”) that is not a Co-Op Mortgage Loan (as applicable), we compared:
a.	The lease expiration date only for the commercial tenants (ordered, from largest to smallest, by the underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue (a maximum of ten tenants), as shown on the Underwritten Rent Roll, at the Collateral Property or Collateral Properties that secure such Top 15 Mortgage Loan and
b.	The lease early termination options for the ten largest commercial tenants (by underwritten base rent revenue) at the Collateral Property or Collateral Properties that secure such Top 15 Mortgage Loan, all as shown in the applicable Source Document(s), to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

Using the applicable Source Document(s) listed on the AUP Findings Schedules and the Underwriting Instructions and Adjustments (as applicable) for the Collateral Property or Collateral Properties that secure each Mortgage Loan that is not a Top 15 Mortgage Loan or Co-Op Mortgage Loan (as applicable), we compared the lease expiration date and lease early termination options for the five largest commercial tenants (by underwritten base rent revenue) at the Collateral Property or Collateral Properties that secure such Mortgage Loan, as shown in the applicable Source Document(s), to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of the lease expiration date comparison procedures, the Depositor instructed us to:

a.	Use a materiality threshold of +/ 90 days and
b.	Not perform the procedures described above for any Co-Op Mortgage Loans.

Attachment A Page 5 of 6

Underwritten Cashflow Comparison and Recalculation Procedures

7.	Using:
a.	The TTM Period revenue and expense information that is contained on the Underwriting File,
b.	The underwritten revenue and expense information that is contained on the Underwriting File and
c.	The Underwriting Instructions and Adjustments

for each Mortgage Loan that is not a Co-Op Mortgage Loan (as applicable), we compared the underwritten revenue and expense line items, as shown on the Underwriting File, to the corresponding TTM Period revenue and expense line items, as shown on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Use a materiality threshold of +/- 10%, calculated as a percentage of the TTM Period revenue and expense line item value, as shown on the Underwriting File,
b.	Only identify differences over the 10% materiality threshold (calculated as described in a. above) that were not explained in the Underwriting Instructions and Adjustments and
c.	Not perform the procedure described above for any Co-Op Mortgage Loans.

Using:

a.	Information on the Underwriting Files,
b.	Information in the Source Documents,
c.	Information in the ASRs,
d.	Information on the Underwritten Rent Rolls and
e.	The Underwriting Instructions and Adjustments

for each Mortgage Loan (as applicable), and the additional instruction provided by the Depositor described in item b. of the succeeding paragraph of this Item, we recalculated and compared the underwritten revenue and expense line items on the Underwriting File (except for the “In-Place Base Rent” and “Rent Steps” line items shown on the Underwriting File for the “Philippe Chow” and “Revive Public Relations, LLC” tenants shown on the Underwritten Rent Roll for the Mortgage Loan identified on the Mortgage Loan Schedule as “Cummins Station” (the “Cummins Station Mortgage Loan”) and for the “Percentage Rent” line item shown on the Underwriting File for the Gilbert Gateway Towne Center Mortgage Loan). We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

Attachment A Page 6 of 6

Underwritten Cashflow Comparison and Recalculation Procedures (continued)

7.	(continued)

For the purpose of this procedure, the Depositor instructed us to:

a.	Use a materiality threshold for each underwritten revenue and expense line item of +/- 3%, calculated as a percentage of the value as shown on the Underwriting File, which is also below $25,000,
b.	Assume that an underwritten revenue or expense line item is based on the TTM Period if the Underwriting Instructions and Adjustments do not include information for such revenue or expense line item and
c.	Not perform the procedure described above for the “In-Place Base Rent” and “Rent Steps” line items shown on the Underwriting File for the “Philippe Chow” and “Revive Public Relations, LLC” tenants shown on the Underwritten Rent Roll for the Cummins Station Mortgage Loan and for the “Percentage Rent” line item shown on the Underwriting File for the Gilbert Gateway Towne Center Mortgage Loan.

8.	Subsequent to the performance of the procedures described in the preceding Items, the Mortgage Loan Sellers, on behalf of the Depositor, provided us with certain updated ASRs (as applicable), Underwritten Rent Rolls and Underwriting Files for each Mortgage Loan (as applicable), which in certain cases included updated Underwriting Instructions and Adjustments. As instructed by the Depositor, we compared the results of the recalculations or comparisons for each Mortgage Loan that are described in the preceding Items to the corresponding information on the updated ASRs (as applicable), Underwritten Rent Rolls or Underwriting Files (as applicable). All such compared information was in agreement. Attached as Exhibit 2 to Attachment A is a schedule for each Mortgage Loan (collectively, the “AUP Findings Schedules”), which contains the primary Source Documents for each Mortgage Loan that were used to perform the procedures described in the preceding Items and the results of the comparison procedures described in the preceding two sentences of this Item.

Exhibit 1 to Attachment A Page 1 of 2

Mortgage Loan Schedule

Mortgage Loan	Co-Op Mortgage Loan	Original Principal Balance

215 Park Avenue South	No	$70,000,000
Gilbert Gateway Towne Center	No	$60,000,000
U-Haul Portfolio	No	$38,944,000
525 7th Avenue	No	$35,000,000
Fishers Twinbrook	No	$30,000,000
50 West 23rd Street	No	$30,000,000
Haverford Retail Partners Portfolio	No	$30,000,000
UOVO Evergreen	No	$28,000,000
ExchangeRight Net Leased Portfolio #74	No	$26,750,000
67th and Camelback	No	$20,500,000
Hanes Point	No	$20,000,000
Pavilion Center	No	$19,525,000
Mariners Pointe Apartments	No	$18,500,000
Security Public Storage - Salinas	No	$18,300,000
Island Plaza Shopping Center	No	$17,000,000
PwC Pennant Building	No	$14,000,000
HIX Clearwater	No	$13,500,000
BioMed MIT Portfolio	No	$13,000,000
Poe Building	No	$12,000,000
Security Public Storage - Pittsburg	No	$11,700,000
Sunset Plaza	No	$9,500,000
The Commons	No	$9,450,000
StorQuest Self Storage - Waipahu	No	$9,000,000
Securlock Colony Self Storage	No	$8,900,000
Security Public Storage – Glendora	No	$8,700,000
StorQuest Self Storage - Denver	No	$8,600,000
Landstown Commons	No	$8,400,000
Security Public Storage - Manteca	No	$8,050,000
Security Public Storage – Shaw	No	$7,600,000
Cummins Station	No	$7,500,000
Security Public Storage – Sparks	No	$7,000,000
Security Public Storage - Blackstone	No	$6,200,000
Imperial Owners Corp.	Yes	$6,200,000
Windsor Prime MHC Portfolio	No	$6,000,000
Orienta Gardens Owners, Inc.	Yes	$6,000,000
U-Haul AREC RW Portfolio	No	$6,000,000
Security Public Storage - Sacramento III	No	$5,800,000
150 West 87th Street Owners Corp.	Yes	$5,500,000
325 East 14th Street	No	$5,000,000
Southridge Cooperative, Section 3, Inc. a/k/a Southridge Cooperative Section 3, Inc.	Yes	$5,000,000
855 E. Broadway Owners Corp.	Yes	$4,800,000
Guardian Storage Bloomfield	No	$4,740,000

Exhibit 1 to Attachment A Page 2 of 2

Mortgage Loan	Co-Op Mortgage Loan	Original Principal Balance

65 West 95th Owners Corp.	Yes	$4,450,000
333 Bronx River Tenants Corp.	Yes	$4,000,000
Pelhamdale Manor Corp.	Yes	$3,750,000
Westbrook Tenants Corporation	Yes	$3,600,000
Kew Gardens Owners Corp.	Yes	$3,350,000
103 Gedney Street Owners', Inc.	Yes	$3,200,000
East 10th St. Owners Corp.	Yes	$2,750,000
601 79 Owners Corp.	Yes	$2,700,000
135 Willow Owners Corp.	Yes	$2,650,000
451 West Owners Ltd.	Yes	$2,500,000
Garden Hamilton, Inc.	Yes	$2,500,000
Willow House Owners Corp.	Yes	$2,150,000
33 Greene Street Corp.	Yes	$1,880,000
Madison House Owners Corp.	Yes	$1,800,000
66 West 84th Street Owners Corp.	Yes	$1,700,000
Madison Square Apartments, Inc.	Yes	$1,500,000
115 Payson Owners Corp.	Yes	$1,500,000
West 12th Street Tenants Corp.	Yes	$1,200,000
Gramercy 29 Apts. Inc.	Yes	$1,000,000
West 71 St. Tenants, Inc.	Yes	$1,000,000

Note:	For any pari passu Mortgage Loans, the original principal balance in the table above represents the portion of the whole loan that will be included in the Issuing Entity’s securitization transaction.

Exhibit 2 to Attachment A

AUP Findings Schedules

215 Park Avenue South

Mortgage Loan Seller: GACC		Top 10 Mortgage Loan:	Yes
Original Principal Balance: $70,000,000		Top 15 Mortgage Loan:	Yes
		Top 20 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 20 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the physical occupancy rate for each Historical Period shown in the Source Document(s) listed (as applicable) to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For each Top 10 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	Tenant Billing Schedule, Lease Abstracts and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance that exceeds a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts and Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Gilbert Gateway Towne Center

Mortgage Loan Seller: CREFI		Top 10 Mortgage Loan:	Yes
Original Principal Balance: $60,000,000		Top 15 Mortgage Loan:	Yes
		Top 20 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 20 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the physical occupancy rate for each Historical Period shown in the Source Document(s) listed (as applicable) to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For each Top 10 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	Leases and Lease Abstracts	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance that exceeds a -5% and -$10,000 threshold.	Insurance Review File, Appraisal, and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

U-Haul Portfolio

Mortgage Loan Seller: GSMC		Top 10 Mortgage Loan:	Yes
Original Principal Balance: $38,944,000		Top 15 Mortgage Loan:	Yes
		Top 20 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 20 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the physical occupancy rate for each Historical Period shown in the Source Document(s) listed (as applicable) to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For each Top 10 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance that exceeds a -5% and -$10,000 threshold.	Tax Bills, Appraisals and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

525 7th Avenue

Mortgage Loan Seller: CREFI		Top 10 Mortgage Loan:	Yes
Original Principal Balance: $35,000,000		Top 15 Mortgage Loan:	Yes
		Top 20 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 20 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the physical occupancy rate for each Historical Period shown in the Source Document(s) listed (as applicable) to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For each Top 10 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	Leases and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance that exceeds a -5% and -$10,000 threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Fishers Twinbrook

Mortgage Loan Seller: GSMC		Top 10 Mortgage Loan:	Yes
Original Principal Balance: $30,000,000		Top 15 Mortgage Loan:	Yes
		Top 20 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 20 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the physical occupancy rate for each Historical Period shown in the Source Document(s) listed (as applicable) to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For each Top 10 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	Appraisal and Leases	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance that exceeds a -5% and -$10,000 threshold.	Appraisal and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

50 West 23rd Street

Mortgage Loan Seller: CREFI		Top 10 Mortgage Loan:	Yes
Original Principal Balance: $30,000,000		Top 15 Mortgage Loan:	Yes
		Top 20 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 20 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the physical occupancy rate for each Historical Period shown in the Source Document(s) listed (as applicable) to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Rent Roll File and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For each Top 10 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	Leases and Tenant Billing Schedule	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance that exceeds a -5% and -$10,000 threshold.	Tax Bill and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Haverford Retail Partners Portfolio

Mortgage Loan Seller: CREFI		Top 10 Mortgage Loan:	Yes
Original Principal Balance: $30,000,000		Top 15 Mortgage Loan:	Yes
		Top 20 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisals and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 20 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the physical occupancy rate for each Historical Period shown in the Source Document(s) listed (as applicable) to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For each Top 10 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	Tenant Billing Schedule, Borrower Rent Roll File, Lease Abstracts and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance that exceeds a -5% and -$10,000 threshold.	Appraisals and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

UOVO Evergreen

Mortgage Loan Seller: GACC		Top 10 Mortgage Loan:	Yes
Original Principal Balance: $28,000,000		Top 15 Mortgage Loan:	Yes
		Top 20 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 20 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the physical occupancy rate for each Historical Period shown in the Source Document(s) listed (as applicable) to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For each Top 10 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance that exceeds a -5% and -$10,000 threshold.	Appraisal and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

ExchangeRight Net Leased Portfolio #74

Mortgage Loan Seller: Barclays		Top 10 Mortgage Loan:	Yes
Original Principal Balance: $26,750,000		Top 15 Mortgage Loan:	Yes
		Top 20 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Appraisals	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 20 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the physical occupancy rate for each Historical Period shown in the Source Document(s) listed (as applicable) to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For each Top 10 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance that exceeds a -5% and -$10,000 threshold.	Appraisals and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

67th and Camelback

Mortgage Loan Seller: GACC		Top 10 Mortgage Loan:	Yes
Original Principal Balance: $20,500,000		Top 15 Mortgage Loan:	Yes
		Top 20 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 20 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the physical occupancy rate for each Historical Period shown in the Source Document(s) listed (as applicable) to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Operating Statement Data Files	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For each Top 10 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance that exceeds a -5% and -$10,000 threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases, Estoppels and Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Hanes Point

Mortgage Loan Seller: GSMC		Top 10 Mortgage Loan:	No
Original Principal Balance: $20,000,000		Top 15 Mortgage Loan:	Yes
		Top 20 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 20 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the physical occupancy rate for each Historical Period shown in the Source Document(s) listed (as applicable) to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For each Top 10 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance that exceeds a -5% and -$10,000 threshold.	Appraisal and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Borrower Rent Roll File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Pavilion Center

Mortgage Loan Seller: CREFI		Top 10 Mortgage Loan:	No
Original Principal Balance: $19,525,000		Top 15 Mortgage Loan:	Yes
		Top 20 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files, Tax Bills, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 20 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the physical occupancy rate for each Historical Period shown in the Source Document(s) listed (as applicable) to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File and Borrower Rent Roll File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For each Top 10 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance that exceeds a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Mariners Pointe Apartments

Mortgage Loan Seller: GSMC		Top 10 Mortgage Loan:	No
Original Principal Balance: $18,500,000		Top 15 Mortgage Loan:	Yes
		Top 20 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 20 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the physical occupancy rate for each Historical Period shown in the Source Document(s) listed (as applicable) to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For each Top 10 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance that exceeds a -5% and -$10,000 threshold.	Appraisal and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Security Public Storage - Salinas

Mortgage Loan Seller: GACC		Top 10 Mortgage Loan:	No
Original Principal Balance: $18,300,000		Top 15 Mortgage Loan:	Yes
		Top 20 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 20 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the physical occupancy rate for each Historical Period shown in the Source Document(s) listed (as applicable) to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For each Top 10 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance that exceeds a -5% and -$10,000 threshold.	Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Island Plaza Shopping Center

Mortgage Loan Seller: CREFI		Top 10 Mortgage Loan:	No
Original Principal Balance: $17,000,000		Top 15 Mortgage Loan:	Yes
		Top 20 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 20 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the physical occupancy rate for each Historical Period shown in the Source Document(s) listed (as applicable) to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Rent Roll Files	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For each Top 10 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance that exceeds a -5% and -$10,000 threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

PwC Pennant Building

Mortgage Loan Seller: GSMC		Top 10 Mortgage Loan:	No
Original Principal Balance: $14,000,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 20 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the physical occupancy rate for each Historical Period shown in the Source Document(s) listed (as applicable) to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Rent Roll File and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For each Top 10 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance that exceeds a -5% and -$10,000 threshold.	Appraisal and Insurance Bills	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

HIX Clearwater

Mortgage Loan Seller: Barclays		Top 10 Mortgage Loan:	No
Original Principal Balance: $13,500,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 20 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the physical occupancy rate for each Historical Period shown in the Source Document(s) listed (as applicable) to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Operating Statement Data Files	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For each Top 10 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance that exceeds a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

BioMed MIT Portfolio

Mortgage Loan Seller: GACC		Top 10 Mortgage Loan:	No
Original Principal Balance: $13,000,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 20 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the physical occupancy rate for each Historical Period shown in the Source Document(s) listed (as applicable) to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For each Top 10 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	Ground Rent Documents, Borrower Budget and Underwriting Instructions and Adjustments	No Exceptions Noted
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance that exceeds a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASR, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Poe Building

Mortgage Loan Seller: GACC		Top 10 Mortgage Loan:	No
Original Principal Balance: $12,000,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 20 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the physical occupancy rate for each Historical Period shown in the Source Document(s) listed (as applicable) to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For each Top 10 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance that exceeds a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Security Public Storage - Pittsburg

Mortgage Loan Seller: GACC		Top 10 Mortgage Loan:	No
Original Principal Balance: $11,700,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 20 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the physical occupancy rate for each Historical Period shown in the Source Document(s) listed (as applicable) to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For each Top 10 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance that exceeds a -5% and -$10,000 threshold.	Tax Assessor Website, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Sunset Plaza

Mortgage Loan Seller: UBS AG		Top 10 Mortgage Loan:	No
Original Principal Balance: $9,500,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
		Co-Op Mortgage Loan:	No
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 20 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the physical occupancy rate for each Historical Period shown in the Source Document(s) listed (as applicable) to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For each Top 10 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance that exceeds a -5% and -$10,000 threshold.	Appraisal and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

The Commons

Mortgage Loan Seller: GSMC		Top 10 Mortgage Loan:	No
Original Principal Balance: $9,450,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
		Co-Op Mortgage Loan:	No
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 20 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the physical occupancy rate for each Historical Period shown in the Source Document(s) listed (as applicable) to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For each Top 10 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance that exceeds a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

StorQuest Self Storage - Waipahu

Mortgage Loan Seller: Barclays		Top 10 Mortgage Loan:	No
Original Principal Balance: $9,000,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
		Co-Op Mortgage Loan:	No
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 20 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the physical occupancy rate for each Historical Period shown in the Source Document(s) listed (as applicable) to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For each Top 10 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance that exceeds a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Securlock Colony Self Storage

Mortgage Loan Seller: CREFI		Top 10 Mortgage Loan:	No
Original Principal Balance: $8,900,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
		Co-Op Mortgage Loan:	No
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 20 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the physical occupancy rate for each Historical Period shown in the Source Document(s) listed (as applicable) to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For each Top 10 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance that exceeds a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Security Public Storage - Glendora

Mortgage Loan Seller: GACC		Top 10 Mortgage Loan:	No
Original Principal Balance: $8,700,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
		Co-Op Mortgage Loan:	No
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 20 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the physical occupancy rate for each Historical Period shown in the Source Document(s) listed (as applicable) to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For each Top 10 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance that exceeds a -5% and -$10,000 threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

StorQuest Self Storage - Denver

Mortgage Loan Seller: Barclays		Top 10 Mortgage Loan:	No
Original Principal Balance: $8,600,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
		Co-Op Mortgage Loan:	No
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 20 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the physical occupancy rate for each Historical Period shown in the Source Document(s) listed (as applicable) to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For each Top 10 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance that exceeds a -5% and -$10,000 threshold.	Tax Bill and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Landstown Commons

Mortgage Loan Seller: BMO		Top 10 Mortgage Loan:	No
Original Principal Balance: $8,400,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
		Co-Op Mortgage Loan:	No
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 20 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the physical occupancy rate for each Historical Period shown in the Source Document(s) listed (as applicable) to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For each Top 10 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance that exceeds a -5% and -$10,000 threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts, Leases and Borrower Rent Roll File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Security Public Storage - Manteca

Mortgage Loan Seller: GACC		Top 10 Mortgage Loan:	No
Original Principal Balance: $8,050,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
		Co-Op Mortgage Loan:	No
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 20 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the physical occupancy rate for each Historical Period shown in the Source Document(s) listed (as applicable) to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For each Top 10 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance that exceeds a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Security Public Storage - Shaw

Mortgage Loan Seller: GACC		Top 10 Mortgage Loan:	No
Original Principal Balance: $7,600,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
		Co-Op Mortgage Loan:	No
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 20 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the physical occupancy rate for each Historical Period shown in the Source Document(s) listed (as applicable) to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For each Top 10 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance that exceeds a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Cummins Station

Mortgage Loan Seller: UBS AG		Top 10 Mortgage Loan:	No
Original Principal Balance: $7,500,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
		Co-Op Mortgage Loan:	No
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 20 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the physical occupancy rate for each Historical Period shown in the Source Document(s) listed (as applicable) to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For each Top 10 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance that exceeds a -5% and -$10,000 threshold.	Tax Assessors Website, Borrower Operating Statement Data Files, Insurance Review File, and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases, Lease Abstracts, Estoppels, and Borrower Rent Roll File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Security Public Storage - Sparks

Mortgage Loan Seller: GACC		Top 10 Mortgage Loan:	No
Original Principal Balance: $7,000,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
		Co-Op Mortgage Loan:	No
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 20 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the physical occupancy rate for each Historical Period shown in the Source Document(s) listed (as applicable) to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For each Top 10 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance that exceeds a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Security Public Storage - Blackstone

Mortgage Loan Seller: GACC		Top 10 Mortgage Loan:	No
Original Principal Balance: $6,200,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
		Co-Op Mortgage Loan:	No
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 20 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the physical occupancy rate for each Historical Period shown in the Source Document(s) listed (as applicable) to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For each Top 10 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance that exceeds a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Imperial Owners Corp.

Mortgage Loan Seller: NCB		Top 10 Mortgage Loan:	No
Original Principal Balance: $6,200,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
		Co-Op Mortgage Loan:	Yes
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Windsor Prime MHC Portfolio

Mortgage Loan Seller: GACC		Top 10 Mortgage Loan:	No
Original Principal Balance: $6,000,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
		Co-Op Mortgage Loan:	No
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisals and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 20 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the physical occupancy rate for each Historical Period shown in the Source Document(s) listed (as applicable) to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For each Top 10 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance that exceeds a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Orienta Gardens Owners, Inc.

Mortgage Loan Seller: NCB		Top 10 Mortgage Loan:	No
Original Principal Balance: $6,000,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
		Co-Op Mortgage Loan:	Yes
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

U-Haul AREC RW Portfolio

Mortgage Loan Seller: BMO		Top 10 Mortgage Loan:	No
Original Principal Balance: $6,000,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
		Co-Op Mortgage Loan:	No
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 20 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the physical occupancy rate for each Historical Period shown in the Source Document(s) listed (as applicable) to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For each Top 10 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance that exceeds a -5% and -$10,000 threshold.	Appraisals, Borrower Operating Statement Data Files and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Security Public Storage - Sacramento III

Mortgage Loan Seller: GACC		Top 10 Mortgage Loan:	No
Original Principal Balance: $5,800,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
		Co-Op Mortgage Loan:	No
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 20 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the physical occupancy rate for each Historical Period shown in the Source Document(s) listed (as applicable) to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For each Top 10 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance that exceeds a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

150 West 87th Street Owners Corp.

Mortgage Loan Seller: NCB		Top 10 Mortgage Loan:	No
Original Principal Balance: $5,500,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
		Co-Op Mortgage Loan:	Yes
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

325 East 14th Street

Mortgage Loan Seller: CREFI		Top 10 Mortgage Loan:	No
Original Principal Balance: $5,000,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
		Co-Op Mortgage Loan:	No
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Appraisal and Borrower Operating Statement Data Files	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 20 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the physical occupancy rate for each Historical Period shown in the Source Document(s) listed (as applicable) to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	NA	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For each Top 10 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	NA	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance that exceeds a -5% and -$10,000 threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Appraisal and Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Southridge Cooperative, Section 3, Inc. a/k/a Southridge Cooperative Section 3, Inc.

Mortgage Loan Seller: NCB		Top 10 Mortgage Loan:	No
Original Principal Balance: $5,000,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
		Co-Op Mortgage Loan:	Yes
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

855 E. Broadway Owners Corp.

Mortgage Loan Seller: NCB		Top 10 Mortgage Loan:	No
Original Principal Balance: $4,800,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
		Co-Op Mortgage Loan:	Yes
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Guardian Storage Bloomfield

Mortgage Loan Seller: GSMC		Top 10 Mortgage Loan:	No
Original Principal Balance: $4,740,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
		Co-Op Mortgage Loan:	No
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 20 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the physical occupancy rate for each Historical Period shown in the Source Document(s) listed (as applicable) to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For each Top 10 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance that exceeds a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

65 West 95th Owners Corp.

Mortgage Loan Seller: NCB		Top 10 Mortgage Loan:	No
Original Principal Balance: $4,450,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
		Co-Op Mortgage Loan:	Yes
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

333 Bronx River Tenants Corp.

Mortgage Loan Seller: NCB		Top 10 Mortgage Loan:	No
Original Principal Balance: $4,000,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
		Co-Op Mortgage Loan:	Yes
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Pelhamdale Manor Corp.

Mortgage Loan Seller: NCB		Top 10 Mortgage Loan:	No
Original Principal Balance: $3,750,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
		Co-Op Mortgage Loan:	Yes
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Westbrook Tenants Corporation

Mortgage Loan Seller: NCB		Top 10 Mortgage Loan:	No
Original Principal Balance: $3,600,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
		Co-Op Mortgage Loan:	Yes
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Kew Gardens Owners Corp.

Mortgage Loan Seller: NCB		Top 10 Mortgage Loan:	No
Original Principal Balance: $3,350,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
		Co-Op Mortgage Loan:	Yes
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

103 Gedney Street Owners', Inc.

Mortgage Loan Seller: NCB		Top 10 Mortgage Loan:	No
Original Principal Balance: $3,200,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
		Co-Op Mortgage Loan:	Yes
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

East 10th St. Owners Corp.

Mortgage Loan Seller: NCB		Top 10 Mortgage Loan:	No
Original Principal Balance: $2,750,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
		Co-Op Mortgage Loan:	Yes
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

601 79 Owners Corp.

Mortgage Loan Seller: NCB		Top 10 Mortgage Loan:	No
Original Principal Balance: $2,700,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
		Co-Op Mortgage Loan:	Yes
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

135 Willow Owners Corp.

Mortgage Loan Seller: NCB		Top 10 Mortgage Loan:	No
Original Principal Balance: $2,650,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
		Co-Op Mortgage Loan:	Yes
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

451 West Owners Ltd.

Mortgage Loan Seller: NCB		Top 10 Mortgage Loan:	No
Original Principal Balance: $2,500,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
		Co-Op Mortgage Loan:	Yes
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Garden Hamilton, Inc.

Mortgage Loan Seller: NCB		Top 10 Mortgage Loan:	No
Original Principal Balance: $2,500,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
		Co-Op Mortgage Loan:	Yes
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Willow House Owners Corp.

Mortgage Loan Seller: NCB		Top 10 Mortgage Loan:	No
Original Principal Balance: $2,150,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
		Co-Op Mortgage Loan:	Yes
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

33 Greene Street Corp.

Mortgage Loan Seller: NCB		Top 10 Mortgage Loan:	No
Original Principal Balance: $1,880,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
		Co-Op Mortgage Loan:	Yes
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Madison House Owners Corp.

Mortgage Loan Seller: NCB		Top 10 Mortgage Loan:	No
Original Principal Balance: $1,800,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
		Co-Op Mortgage Loan:	Yes
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

66 West 84th Street Owners Corp.

Mortgage Loan Seller: NCB		Top 10 Mortgage Loan:	No
Original Principal Balance: $1,700,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
		Co-Op Mortgage Loan:	Yes
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Madison Square Apartments, Inc.

Mortgage Loan Seller: NCB		Top 10 Mortgage Loan:	No
Original Principal Balance: $1,500,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
		Co-Op Mortgage Loan:	Yes
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

115 Payson Owners Corp.

Mortgage Loan Seller: NCB		Top 10 Mortgage Loan:	No
Original Principal Balance: $1,500,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
		Co-Op Mortgage Loan:	Yes
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

West 12th Street Tenants Corp.

Mortgage Loan Seller: NCB		Top 10 Mortgage Loan:	No
Original Principal Balance: $1,200,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
		Co-Op Mortgage Loan:	Yes
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Gramercy 29 Apts. Inc.

Mortgage Loan Seller: NCB		Top 10 Mortgage Loan:	No
Original Principal Balance: $1,000,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
		Co-Op Mortgage Loan:	Yes
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

West 71 St. Tenants, Inc.

Mortgage Loan Seller: NCB		Top 10 Mortgage Loan:	No
Original Principal Balance: $1,000,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
		Co-Op Mortgage Loan:	Yes
The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate and compare the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable